Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 27, 2012
Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM INC
Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012
Prospectus Date	rr_ProspectusDate	Apr 27, 2012

TIFF Multi-Asset Fund (Prospectus Summary): | TIFF Multi-Asset Fund
TIFF Multi-Asset Fund

TIFF Investment Program, Inc. (“TIP”)

Supplement dated April 27, 2012

to the Prospectus dated April 27, 2012

TIFF Multi-Asset Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/11)

The table below illustrates the changes in the funds’ yearly performance and shows how each fund’s average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member’s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Multi-Asset Fund	Return before Taxes		(2.69%)	3.57%	7.75%	7.83%	Mar 31, 1995
After Taxes on Distributions TIFF Multi-Asset Fund	Return after Taxes on Distributions		(3.41%)	2.13%	6.35%	6.12%	Mar 31, 1995
After Taxes on Distributions and Sales TIFF Multi-Asset Fund	Return after Taxes on Distributions and Sale of Fund Shares		(1.08%)	2.39%	6.10%	5.92%	Mar 31, 1995
MSCI All Country World Index (does not reflect fees, expenses, or taxes) TIFF Multi-Asset Fund	MSCI All Country World Index (does not reflect fees, expenses, or taxes)		(7.35%)	(1.93%)	4.24%	5.72%
Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes) TIFF Multi-Asset Fund	Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)		8.10%	7.36%	7.59%	7.52%
Multi-Asset Fund Constructed Index (does not reflect taxes) TIFF Multi-Asset Fund	Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]	(1.29%)	2.12%	6.35%	7.38%
[1]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index’s segments. The performance of the Multi-Asset Fund Constructed Index would increase in the absence of a 0.20% reduction.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
TIFF Multi-Asset Fund (Prospectus Summary): | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Supplement Text	ck0000916622_SupplementTextBlock

TIFF Investment Program, Inc. (“TIP”)

Supplement dated April 27, 2012

to the Prospectus dated April 27, 2012

TIFF Multi-Asset Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in each fund summary section of the prospectus.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below illustrates the changes in the funds’ yearly performance and shows how each fund’s average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member’s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.69%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
TIFF Multi-Asset Fund | Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
TIFF Multi-Asset Fund | Multi-Asset Fund Constructed Index (does not reflect taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.38%

[1]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index’s segments. The performance of the Multi-Asset Fund Constructed Index would increase in the absence of a 0.20% reduction.

TIFF Short-Term Fund (Prospectus Summary): | TIFF Short-Term Fund
TIFF Short-Term Fund

TIFF Investment Program, Inc. (“TIP”)

Supplement dated April 27, 2012

to the Prospectus dated April 27, 2012

TIFF Short-Term Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/11)

The table below illustrates the changes in the funds’ yearly performance and shows how each fund’s average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member’s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Short-Term Fund	Return before Taxes	none	1.63%	1.97%	3.54%	May 31, 1994
After Taxes on Distributions TIFF Short-Term Fund	Return after Taxes on Distributions	none	1.17%	1.23%	2.16%	May 31, 1994
After Taxes on Distributions and Sales TIFF Short-Term Fund	Return after Taxes on Distributions and Sale of Fund Shares	none	1.13%	1.24%	2.17%	May 31, 1994
BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes) TIFF Short-Term Fund	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)	0.27%	2.06%	2.29%	3.68%
BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes) TIFF Short-Term Fund	BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)	(0.23%)	1.55%	1.78%	3.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
TIFF Short-Term Fund (Prospectus Summary): | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF Short-Term Fund
Supplement Text	ck0000916622_SupplementTextBlock

TIFF Investment Program, Inc. (“TIP”)

Supplement dated April 27, 2012

to the Prospectus dated April 27, 2012

TIFF Short-Term Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in each fund summary section of the prospectus.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below illustrates the changes in the funds’ yearly performance and shows how each fund’s average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member’s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

TIFF Short-Term Fund | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
TIFF Short-Term Fund | BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%